Annual Fund Operating Expenses	Aug. 31, 2020
Class A
Operating Expenses:
Management Fees(1)	0.90%	[1]
Distribution and Service (12b-1) Fees(2)	0.25%	[2]
Other Expenses	0.35%
Total Annual Fund Operating Expenses	1.50%
Class C
Operating Expenses:
Management Fees(1)	0.90%	[1]
Distribution and Service (12b-1) Fees(2)	1.00%	[2]
Other Expenses	0.35%
Total Annual Fund Operating Expenses	2.25%
Class I
Operating Expenses:
Management Fees(1)	0.90%	[1]
Distribution and Service (12b-1) Fees(2)	none	[2]
Other Expenses	0.35%
Total Annual Fund Operating Expenses	1.25%

[1]

Management Fees reflect a fee reduction to the Fund’s investment advisory agreement effective October 1, 2021, and Management Fees have been restated to reflect the fees as if the Fund’s revised advisory fee was in effect for the Fund’s last fiscal year.

[2]	Distribution and Service (12b-1) Fees reflect a fee reduction to the Fund’s Distribution Plan for Class A shares effective October 1, 2021, and Distribution and Service (12b-1) Fees have been restated to reflect the fees as if the Class A shares revised Distribution and Service (12b-1) Fee was in effect for the Fund’s last fiscal year.